Income Taxes - Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ 125	$ (80)
Deferred tax assets:
Tax loss carryforwards and other tax credits	446	445
Accounts payable and accrued expenses	1,084	883
Intangible assets, net and other	130	203
Total deferred tax assets, gross	1,660	1,531
Presentation of net position by same legal entity	(987)	(1,168)
Total deferred tax asset, net in the statement of financial position	673	363
Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net	(1,298)	(1,470)
Investments and other assets	(237)	(141)
Total deferred tax liabilities, gross	(1,535)	(1,611)
Presentation of net position by same legal entity	987	1,168
Total deferred tax liabilities, net in the statement of financial position	(548)	(443)
Net deferred tax assets (liabilities)	125	(80)
Country of domicile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	393	67
Deferred tax assets:
Total deferred tax asset, net in the statement of financial position	518	185
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(125)	(118)
Net deferred tax assets (liabilities)	393	67
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	(268)	(147)
Deferred tax assets:
Total deferred tax asset, net in the statement of financial position	155	178
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(423)	(325)
Net deferred tax assets (liabilities)	$ (268)	$ (147)